united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2619

Date of fiscal year end:	6/30

Date of reporting period:	6/30/24

Item 1. Reports to Stockholders.

(a)

Ladenburg Aggressive Growth Fund

Class A (LAWAX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Ladenburg Aggressive Growth Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	1.00%

How did the Fund perform during the reporting period?

The Fund maintained a strategic focus on equities and alternative investments, expecting robust performance from these asset classes. The aggressive growth strategy allocated a larger portion to mid and small-cap equities, which underperformed compared to large-cap stocks. This underperformance of mid and small-caps was a drag on overall portfolio performance, as large-cap equities significantly outpaced them.

Large-cap value and growth stocks were major drivers of portfolio returns. Large-cap value stocks provided stability and consistent returns, benefiting from strong fundamentals. Meanwhile, large-cap growth stocks delivered remarkable performance due to their innovation and strong earnings growth. The substantial returns from large-cap equities underscored the effectiveness of the strategic allocation.

In addition, the higher allocation to alternative investments, particularly hedged equity strategies, further enhanced portfolio performance. These strategies, designed to provide downside protection while capturing upside potential, outperformed traditional fixed-income assets. The positive returns from the alternative investments validated the diversified approach.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ladenburg Aggressive Growth Fund
Ladenburg Aggressive Growth Fund - with load
S&P 500® Index
$40,000
$32,000
$24,000
$16,000
$8,000
$33,898
$21,176
$20,110
08/24/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	Ladenburg Aggressive Growth Fund	Ladenburg Aggressive Growth Fund - with load	S&P 500® Index
08/24/15	$10,000	$9,497	$10,000
06/30/16	$10,140	$9,630	$11,297
06/30/17	$11,900	$11,301	$13,319
06/30/18	$13,051	$12,395	$15,233
06/30/19	$13,647	$12,960	$16,820
06/30/20	$14,128	$13,417	$18,082
06/30/21	$19,306	$18,335	$25,459
06/30/22	$15,994	$15,189	$22,756
06/30/23	$18,412	$17,485	$27,215
06/30/24	$21,176	$20,110	$33,898

Average Annual Total Returns

	1 Year	5 Years	Since Inception (8/24/2015)
Ladenburg Aggressive Growth Fund
Without Load	15.01%	9.18%	8.85%
With Load	9.28%	8.07%	8.21%
S&P 500® Index	24.56%	15.05%	14.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$56,065,276
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$198,546
Portfolio Turnover	16%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	89.9%
Money Market Funds	1.9%
Open End Funds	8.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
82.9%
Alternative
8.2%
Fixed Income
6.9%
Money Market Funds
1.9%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	1.9%
Fixed Income	6.9%
Alternative	8.2%
Equity	82.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	26.3%
Schwab U.S. Large-Cap Growth ETF	25.5%
Vanguard Mid-Cap Growth ETF	10.8%
Pacer US Cash Cows 100 ETF	10.6%
Schwab US Small-Cap ETF	9.7%
JPMorgan Hedged Equity Fund, Class I	8.2%
iShares 20+ Year Treasury Bond ETF	3.0%
Vanguard Intermediate-Term Bond ETF	2.0%
Invesco Total Return Bond ETF	1.9%
First American Government Obligations Fund, Class X	1.9%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Ladenburg Aggressive Growth Fund - Class A (LAWAX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-LAWAX

Ladenburg Aggressive Growth Fund

Class C (LAWCX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Ladenburg Aggressive Growth Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$175	1.75%

How did the Fund perform during the reporting period?

The Fund maintained a strategic focus on equities and alternative investments, expecting robust performance from these asset classes. The aggressive growth strategy allocated a larger portion to mid and small-cap equities, which underperformed compared to large-cap stocks. This underperformance of mid and small-caps was a drag on overall portfolio performance, as large-cap equities significantly outpaced them.

Large-cap value and growth stocks were major drivers of portfolio returns. Large-cap value stocks provided stability and consistent returns, benefiting from strong fundamentals. Meanwhile, large-cap growth stocks delivered remarkable performance due to their innovation and strong earnings growth. The substantial returns from large-cap equities underscored the effectiveness of the strategic allocation.

In addition, the higher allocation to alternative investments, particularly hedged equity strategies, further enhanced portfolio performance. These strategies, designed to provide downside protection while capturing upside potential, outperformed traditional fixed-income assets. The positive returns from the alternative investments validated the diversified approach.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ladenburg Aggressive Growth Fund
S&P 500® Index
$40,000
$32,000
$24,000
$16,000
$8,000
$33,898
$19,617
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Ladenburg Aggressive Growth Fund	S&P 500® Index
Aug-2015	$10,000	$10,000
Jun-2016	$10,080	$11,297
Jun-2017	$11,610	$13,319
Jun-2018	$12,643	$15,233
Jun-2019	$13,123	$16,820
Jun-2020	$13,483	$18,082
Jun-2021	$18,288	$25,459
Jun-2022	$15,039	$22,756
Jun-2023	$17,186	$27,215
Jun-2024	$19,617	$33,898

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 24, 2015)
Ladenburg Aggressive Growth Fund	14.14%	8.37%	7.91%
S&P 500® Index	24.56%	15.05%	14.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$56,065,276
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$198,546
Portfolio Turnover	16%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	89.9%
Money Market Funds	1.9%
Open End Funds	8.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	1.9%
Fixed Income	6.9%
Alternative	8.2%
Equity	82.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	26.3%
Schwab U.S. Large-Cap Growth ETF	25.5%
Vanguard Mid-Cap Growth ETF	10.8%
Pacer US Cash Cows 100 ETF	10.6%
Schwab US Small-Cap ETF	9.7%
JPMorgan Hedged Equity Fund, Class I	8.2%
iShares 20+ Year Treasury Bond ETF	3.0%
Vanguard Intermediate-Term Bond ETF	2.0%
Invesco Total Return Bond ETF	1.9%
First American Government Obligations Fund, Class X	1.9%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Ladenburg Aggressive Growth Fund - Class C (LAWCX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-LAWCX

Ladenburg Aggressive Growth Fund

Class I (LAGIX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Ladenburg Aggressive Growth Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$85	0.85%

How did the Fund perform during the reporting period?

The Fund maintained a strategic focus on equities and alternative investments, expecting robust performance from these asset classes. The aggressive growth strategy allocated a larger portion to mid and small-cap equities, which underperformed compared to large-cap stocks. This underperformance of mid and small-caps was a drag on overall portfolio performance, as large-cap equities significantly outpaced them.

Large-cap value and growth stocks were major drivers of portfolio returns. Large-cap value stocks provided stability and consistent returns, benefiting from strong fundamentals. Meanwhile, large-cap growth stocks delivered remarkable performance due to their innovation and strong earnings growth. The substantial returns from large-cap equities underscored the effectiveness of the strategic allocation.

In addition, the higher allocation to alternative investments, particularly hedged equity strategies, further enhanced portfolio performance. These strategies, designed to provide downside protection while capturing upside potential, outperformed traditional fixed-income assets. The positive returns from the alternative investments validated the diversified approach.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ladenburg Aggressive Growth Fund - Class I
S&P 500® Index
$40,000
$32,000
$24,000
$16,000
$8,000
$33,898
$21,152
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Ladenburg Aggressive Growth Fund - Class I	S&P 500® Index
Aug-2015	$10,000	$10,000
Jun-2016	$10,110	$11,297
Jun-2017	$11,730	$13,319
Jun-2018	$12,900	$15,233
Jun-2019	$13,528	$16,820
Jun-2020	$14,032	$18,082
Jun-2021	$19,195	$25,459
Jun-2022	$15,929	$22,756
Jun-2023	$18,365	$27,215
Jun-2024	$21,152	$33,898

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 24, 2015)
Ladenburg Aggressive Growth Fund - Class I	15.18%	9.35%	8.83%
S&P 500® Index	24.56%	15.05%	14.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$56,065,276
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$198,546
Portfolio Turnover	16%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	89.9%
Money Market Funds	1.9%
Open End Funds	8.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	1.9%
Fixed Income	6.9%
Alternative	8.2%
Equity	82.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	26.3%
Schwab U.S. Large-Cap Growth ETF	25.5%
Vanguard Mid-Cap Growth ETF	10.8%
Pacer US Cash Cows 100 ETF	10.6%
Schwab US Small-Cap ETF	9.7%
JPMorgan Hedged Equity Fund, Class I	8.2%
iShares 20+ Year Treasury Bond ETF	3.0%
Vanguard Intermediate-Term Bond ETF	2.0%
Invesco Total Return Bond ETF	1.9%
First American Government Obligations Fund, Class X	1.9%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Ladenburg Aggressive Growth Fund - Class I (LAGIX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-LAGIX

Ladenburg Growth & Income Fund

Class A (LOWAX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Ladenburg Growth & Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	1.00%

How did the Fund perform during the reporting period?

The Fund maintained a strategic focus on equities and alternative investments, expecting robust performance from these asset classes. Large-cap growth stocks were major drivers of portfolio returns, providing stability, consistent returns, and strong earnings growth. Large-cap growth stocks excelled due to innovation and robust earnings. These substantial returns underscored the effectiveness of the strategic allocation to large-cap equities.

The higher allocation to alternative investments, particularly hedged equity strategies, further enhanced portfolio performance. These strategies, designed to provide downside protection while capturing upside potential, outperformed traditional fixed-income assets, validating the diversified approach.

However, the portfolio's slightly higher allocation to fixed income, which underperformed due to rising treasury yields, was a drag on overall performance. Specifically, the decision to allocate to longer-duration bonds detracted from performance, as these bonds posted negative returns, whereas intermediate and short-term bonds were marginally positive.

Additionally, in the balanced account, a small exposure to small-cap stocks, rather than international developed and emerging markets, slightly detracted from performance. Furthermore, due to intense market concentration, exposure to anything other than large-cap growth stocks was a detractor from overall returns.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ladenburg Growth & Income Fund
Ladenburg Growth & Income Fund - with load
S&P 500® Index
$40,000
$32,000
$24,000
$16,000
$8,000
$33,898
$16,735
$15,893
08/24/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	Ladenburg Growth & Income Fund	Ladenburg Growth & Income Fund - with load	S&P 500® Index
08/24/15	$10,000	$9,497	$10,000
06/30/16	$10,050	$9,544	$11,297
06/30/17	$11,129	$10,569	$13,319
06/30/18	$11,841	$11,245	$15,233
06/30/19	$12,405	$11,781	$16,820
06/30/20	$12,730	$12,090	$18,082
06/30/21	$15,757	$14,964	$25,459
06/30/22	$13,558	$12,876	$22,756
06/30/23	$15,034	$14,277	$27,215
06/30/24	$16,735	$15,893	$33,898

Average Annual Total Returns

	1 Year	5 Years	Since Inception (8/24/2015)
Ladenburg Growth & Income Fund
Without Load	11.31%	6.17%	5.99%
With Load	5.76%	5.09%	5.37%
S&P 500® Index	24.56%	15.05%	14.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$165,557,852
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$794,814
Portfolio Turnover	13%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	89.1%
Money Market Funds	0.4%
Open End Funds	10.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
55.4%
Fixed Income
33.7%
Alternative
10.4%
Money Market Funds
0.4%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.4%
Alternative	10.4%
Fixed Income	33.7%
Equity	55.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	21.2%
Schwab U.S. Large-Cap Growth ETF	20.2%
JPMorgan Hedged Equity Fund, Class I	10.4%
iShares 20+ Year Treasury Bond ETF	9.1%
Invesco Total Return Bond ETF	6.6%
Vanguard Intermediate-Term Bond ETF	6.6%
PIMCO Active Bond ETF	5.7%
SPDR Doubleline Total Return Tactical ETF	5.7%
Vanguard Mid-Cap Growth ETF	5.0%
Pacer US Cash Cows 100 ETF	5.0%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Ladenburg Growth & Income Fund - Class A (LOWAX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-LOWAX

Ladenburg Growth & Income Fund

Class C (LOWCX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Ladenburg Growth & Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$175	1.75%

How did the Fund perform during the reporting period?

The Fund maintained a strategic focus on equities and alternative investments, expecting robust performance from these asset classes. Large-cap growth stocks were major drivers of portfolio returns, providing stability, consistent returns, and strong earnings growth. Large-cap growth stocks excelled due to innovation and robust earnings. These substantial returns underscored the effectiveness of the strategic allocation to large-cap equities.

The higher allocation to alternative investments, particularly hedged equity strategies, further enhanced portfolio performance. These strategies, designed to provide downside protection while capturing upside potential, outperformed traditional fixed-income assets, validating the diversified approach.

However, the portfolio's slightly higher allocation to fixed income, which underperformed due to rising treasury yields, was a drag on overall performance. Specifically, the decision to allocate to longer-duration bonds detracted from performance, as these bonds posted negative returns, whereas intermediate and short-term bonds were marginally positive.

Additionally, in the balanced account, a small exposure to small-cap stocks, rather than international developed and emerging markets, slightly detracted from performance. Furthermore, due to intense market concentration, exposure to anything other than large-cap growth stocks was a detractor from overall returns.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ladenburg Growth & Income Fund
S&P 500® Index
$40,000
$32,000
$24,000
$16,000
$8,000
$33,898
$15,660
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Ladenburg Growth & Income Fund	S&P 500® Index
Aug-2015	$10,000	$10,000
Jun-2016	$9,990	$11,297
Jun-2017	$10,991	$13,319
Jun-2018	$11,603	$15,233
Jun-2019	$12,059	$16,820
Jun-2020	$12,289	$18,082
Jun-2021	$15,086	$25,459
Jun-2022	$12,884	$22,756
Jun-2023	$14,173	$27,215
Jun-2024	$15,660	$33,898

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 24, 2015)
Ladenburg Growth & Income Fund	10.49%	5.36%	5.20%
S&P 500® Index	24.56%	15.05%	14.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$165,557,852
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$794,814
Portfolio Turnover	13%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	89.1%
Money Market Funds	0.4%
Open End Funds	10.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.4%
Alternative	10.4%
Fixed Income	33.7%
Equity	55.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	21.2%
Schwab U.S. Large-Cap Growth ETF	20.2%
JPMorgan Hedged Equity Fund, Class I	10.4%
iShares 20+ Year Treasury Bond ETF	9.1%
Invesco Total Return Bond ETF	6.6%
Vanguard Intermediate-Term Bond ETF	6.6%
PIMCO Active Bond ETF	5.7%
SPDR Doubleline Total Return Tactical ETF	5.7%
Vanguard Mid-Cap Growth ETF	5.0%
Pacer US Cash Cows 100 ETF	5.0%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Ladenburg Growth & Income Fund - Class C (LOWCX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-LOWCX

Ladenburg Growth & Income Fund

Class I (LOWIX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Ladenburg Growth & Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	0.75%

How did the Fund perform during the reporting period?

The Fund maintained a strategic focus on equities and alternative investments, expecting robust performance from these asset classes. Large-cap growth stocks were major drivers of portfolio returns, providing stability, consistent returns, and strong earnings growth. Large-cap growth stocks excelled due to innovation and robust earnings. These substantial returns underscored the effectiveness of the strategic allocation to large-cap equities.

The higher allocation to alternative investments, particularly hedged equity strategies, further enhanced portfolio performance. These strategies, designed to provide downside protection while capturing upside potential, outperformed traditional fixed-income assets, validating the diversified approach.

However, the portfolio's slightly higher allocation to fixed income, which underperformed due to rising treasury yields, was a drag on overall performance. Specifically, the decision to allocate to longer-duration bonds detracted from performance, as these bonds posted negative returns, whereas intermediate and short-term bonds were marginally positive.

Additionally, in the balanced account, a small exposure to small-cap stocks, rather than international developed and emerging markets, slightly detracted from performance. Furthermore, due to intense market concentration, exposure to anything other than large-cap growth stocks was a detractor from overall returns.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ladenburg Growth & Income Fund
S&P 500® Index
$40,000
$32,000
$24,000
$16,000
$8,000
$33,898
$17,017
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Ladenburg Growth & Income Fund	S&P 500® Index
Aug-2015	$10,000	$10,000
Jun-2016	$10,050	$11,297
Jun-2017	$11,128	$13,319
Jun-2018	$11,865	$15,233
Jun-2019	$12,464	$16,820
Jun-2020	$12,823	$18,082
Jun-2021	$15,907	$25,459
Jun-2022	$13,721	$22,756
Jun-2023	$15,250	$27,215
Jun-2024	$17,017	$33,898

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 24, 2015)
Ladenburg Growth & Income Fund	11.59%	6.43%	6.19%
S&P 500® Index	24.56%	15.05%	14.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$165,557,852
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$794,814
Portfolio Turnover	13%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	89.1%
Money Market Funds	0.4%
Open End Funds	10.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.4%
Alternative	10.4%
Fixed Income	33.7%
Equity	55.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	21.2%
Schwab U.S. Large-Cap Growth ETF	20.2%
JPMorgan Hedged Equity Fund, Class I	10.4%
iShares 20+ Year Treasury Bond ETF	9.1%
Invesco Total Return Bond ETF	6.6%
Vanguard Intermediate-Term Bond ETF	6.6%
PIMCO Active Bond ETF	5.7%
SPDR Doubleline Total Return Tactical ETF	5.7%
Vanguard Mid-Cap Growth ETF	5.0%
Pacer US Cash Cows 100 ETF	5.0%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Ladenburg Growth & Income Fund - Class I (LOWIX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-LOWIX

Ladenburg Growth Fund

Class A (LGWAX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Ladenburg Growth Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	1.00%

How did the Fund perform during the reporting period?

The Fund maintained a strategic focus on equities and alternative investments, expecting robust performance from these asset classes. Large-cap growth stocks were major drivers of portfolio returns, providing stability, consistent returns, and strong earnings growth. Large-cap growth stocks excelled due to innovation and robust earnings. These substantial returns underscored the effectiveness of the strategic allocation to large-cap equities.

In addition, the higher allocation to alternative investments, particularly hedged equity strategies, further enhanced portfolio performance. These strategies, designed to provide downside protection while capturing upside potential, outperformed traditional fixed-income assets, validating the diversified approach.

However, the slightly higher allocation to medium- and long-term bonds, which underperformed due to rising treasury yields, was a drag on overall portfolio performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ladenburg Growth Fund
Ladenburg Growth Fund - with load
S&P 500® Index
$40,000
$32,000
$24,000
$16,000
$8,000
$33,898
$19,078
$18,118
08/24/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	Ladenburg Growth Fund	Ladenburg Growth Fund - with load	S&P 500® Index
08/24/15	$10,000	$9,497	$10,000
06/30/16	$10,000	$9,497	$11,297
06/30/17	$11,341	$10,771	$13,319
06/30/18	$12,282	$11,664	$15,233
06/30/19	$12,861	$12,214	$16,820
06/30/20	$13,206	$12,542	$18,082
06/30/21	$17,393	$16,518	$25,459
06/30/22	$14,637	$13,900	$22,756
06/30/23	$16,698	$15,858	$27,215
06/30/24	$19,078	$18,118	$33,898

Average Annual Total Returns

	1 Year	5 Years	Since Inception (8/24/2015)
Ladenburg Growth Fund
Without Load	14.25%	8.21%	7.57%
With Load	8.57%	7.10%	6.94%
S&P 500® Index	24.56%	15.05%	14.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$123,618,540
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$548,890
Portfolio Turnover	17%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	87.0%
Money Market Funds	2.9%
Open End Funds	10.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
72.3%
Fixed Income
14.6%
Alternative
10.1%
Money Market Funds
2.9%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	2.9%
Alternative	10.1%
Fixed Income	14.6%
Equity	72.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	24.8%
Schwab U.S. Large-Cap Growth ETF	23.7%
JPMorgan Hedged Equity Fund, Class I	10.1%
Vanguard Mid-Cap Growth ETF	8.7%
Pacer US Cash Cows 100 ETF	8.6%
Schwab US Small-Cap ETF	6.5%
iShares 20+ Year Treasury Bond ETF	5.8%
Invesco Total Return Bond ETF	4.9%
Vanguard Intermediate-Term Bond ETF	3.9%
First American Government Obligations Fund, Class X	2.9%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Ladenburg Growth Fund - Class A (LGWAX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-LGWAX

Ladenburg Growth Fund

Class C (LGWCX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Ladenburg Growth Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$175	1.75%

How did the Fund perform during the reporting period?

The Fund maintained a strategic focus on equities and alternative investments, expecting robust performance from these asset classes. Large-cap growth stocks were major drivers of portfolio returns, providing stability, consistent returns, and strong earnings growth. Large-cap growth stocks excelled due to innovation and robust earnings. These substantial returns underscored the effectiveness of the strategic allocation to large-cap equities.

In addition, the higher allocation to alternative investments, particularly hedged equity strategies, further enhanced portfolio performance. These strategies, designed to provide downside protection while capturing upside potential, outperformed traditional fixed-income assets, validating the diversified approach.

However, the slightly higher allocation to medium- and long-term bonds, which underperformed due to rising treasury yields, was a drag on overall portfolio performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ladenburg Growth Fund
S&P 500® Index
$40,000
$32,000
$24,000
$16,000
$8,000
$33,898
$17,866
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Ladenburg Growth Fund	S&P 500® Index
Aug-2015	$10,000	$10,000
Jun-2016	$9,940	$11,297
Jun-2017	$11,190	$13,319
Jun-2018	$12,035	$15,233
Jun-2019	$12,506	$16,820
Jun-2020	$12,743	$18,082
Jun-2021	$16,655	$25,459
Jun-2022	$13,917	$22,756
Jun-2023	$15,757	$27,215
Jun-2024	$17,866	$33,898

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 24, 2015)
Ladenburg Growth Fund	13.38%	7.39%	6.78%
S&P 500® Index	24.56%	15.05%	14.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$123,618,540
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$548,890
Portfolio Turnover	17%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	87.0%
Money Market Funds	2.9%
Open End Funds	10.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	2.9%
Alternative	10.1%
Fixed Income	14.6%
Equity	72.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	24.8%
Schwab U.S. Large-Cap Growth ETF	23.7%
JPMorgan Hedged Equity Fund, Class I	10.1%
Vanguard Mid-Cap Growth ETF	8.7%
Pacer US Cash Cows 100 ETF	8.6%
Schwab US Small-Cap ETF	6.5%
iShares 20+ Year Treasury Bond ETF	5.8%
Invesco Total Return Bond ETF	4.9%
Vanguard Intermediate-Term Bond ETF	3.9%
First American Government Obligations Fund, Class X	2.9%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Ladenburg Growth Fund - Class C (LGWCX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-LGWCX

Ladenburg Growth Fund

Class I (LGWIX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Ladenburg Growth Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.82%

How did the Fund perform during the reporting period?

The Fund maintained a strategic focus on equities and alternative investments, expecting robust performance from these asset classes. Large-cap growth stocks were major drivers of portfolio returns, providing stability, consistent returns, and strong earnings growth. Large-cap growth stocks excelled due to innovation and robust earnings. These substantial returns underscored the effectiveness of the strategic allocation to large-cap equities.

In addition, the higher allocation to alternative investments, particularly hedged equity strategies, further enhanced portfolio performance. These strategies, designed to provide downside protection while capturing upside potential, outperformed traditional fixed-income assets, validating the diversified approach.

However, the slightly higher allocation to medium- and long-term bonds, which underperformed due to rising treasury yields, was a drag on overall portfolio performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ladenburg Growth Fund
S&P 500® Index
$40,000
$32,000
$24,000
$16,000
$8,000
$33,898
$19,351
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Ladenburg Growth Fund	S&P 500® Index
Aug-2015	$10,000	$10,000
Jun-2016	$10,000	$11,297
Jun-2017	$11,328	$13,319
Jun-2018	$12,314	$15,233
Jun-2019	$12,928	$16,820
Jun-2020	$13,294	$18,082
Jun-2021	$17,532	$25,459
Jun-2022	$14,790	$22,756
Jun-2023	$16,900	$27,215
Jun-2024	$19,351	$33,898

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 24, 2015)
Ladenburg Growth Fund	14.50%	8.40%	7.74%
S&P 500® Index	24.56%	15.05%	14.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$123,618,540
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$548,890
Portfolio Turnover	17%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	87.0%
Money Market Funds	2.9%
Open End Funds	10.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	2.9%
Alternative	10.1%
Fixed Income	14.6%
Equity	72.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	24.8%
Schwab U.S. Large-Cap Growth ETF	23.7%
JPMorgan Hedged Equity Fund, Class I	10.1%
Vanguard Mid-Cap Growth ETF	8.7%
Pacer US Cash Cows 100 ETF	8.6%
Schwab US Small-Cap ETF	6.5%
iShares 20+ Year Treasury Bond ETF	5.8%
Invesco Total Return Bond ETF	4.9%
Vanguard Intermediate-Term Bond ETF	3.9%
First American Government Obligations Fund, Class X	2.9%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Ladenburg Growth Fund - Class I (LGWIX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-LGWIX

Ladenburg Income & Growth Fund

Class A (LNOAX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Ladenburg Income & Growth Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	1.00%

How did the Fund perform during the reporting period?

The Fund maintained a strategic focus on fixed income and alternative investments, expecting robust performance from these asset classes. Large-cap value and growth stocks played a secondary role, contributing to portfolio returns by providing stability, consistent returns, and strong earnings growth. Large-cap value stocks benefited from strong fundamentals, while large-cap growth stocks excelled due to innovation and robust earnings, underscoring the effectiveness of the strategic allocation to these equities.

However, the bet on longer-duration and higher-quality bonds detracted from performance. As treasury yields rose, longer-duration bonds posted negative returns, while shorter-duration, lower-quality bonds outperformed – especially high-yield bonds and money market funds, to which the portfolio did not have material exposure.

The higher allocation to alternative investments, particularly hedged equity strategies, provided some relief. These strategies, designed to offer downside protection while capturing upside potential, outperformed traditional fixed-income assets, validating the diversified approach.

Additionally, a small exposure to small-cap stocks, rather than international developed and emerging markets, slightly detracted from performance. Furthermore, due to intense market concentration, exposure to anything other than large-cap growth stocks detracted from overall returns.

Overall, the strong performance of large-cap equities and alternative investments demonstrated the importance of strategic asset allocation. Despite the drag from longer-duration and higher-quality bonds and small-cap stocks, the success of the large-cap and alternative investments reinforced the value of a diversified income portfolio with a secondary focus on growth.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ladenburg Income & Growth Fund
Ladenburg Income & Growth Fund - with load
S&P 500® Index
$40,000
$32,000
$24,000
$16,000
$8,000
$33,898
$14,346
$13,624
08/24/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	Ladenburg Income & Growth Fund	Ladenburg Income & Growth Fund - with load	S&P 500® Index
08/24/15	$10,000	$9,497	$10,000
06/30/16	$10,050	$9,544	$11,297
06/30/17	$10,826	$10,281	$13,319
06/30/18	$11,225	$10,660	$15,233
06/30/19	$11,809	$11,215	$16,820
06/30/20	$12,058	$11,451	$18,082
06/30/21	$14,012	$13,307	$25,459
06/30/22	$12,271	$11,653	$22,756
06/30/23	$13,218	$12,552	$27,215
06/30/24	$14,346	$13,624	$33,898

Average Annual Total Returns

	1 Year	5 Years	Since Inception (8/24/2015)
Ladenburg Income & Growth Fund
Without Load	8.54%	3.97%	4.16%
With Load	3.13%	2.90%	3.56%
S&P 500® Index	24.56%	15.05%	14.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$61,429,679
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$272,969
Portfolio Turnover	11%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	89.7%
Money Market Funds	0.9%
Open End Funds	9.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
50.3%
Equity
39.6%
Alternative
9.4%
Money Market Funds
0.9%
Liabilities in Excess of Other Assets
-0.2%

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.9%
Alternative	9.4%
Equity	39.6%
Fixed Income	50.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	15.4%
Schwab U.S. Large-Cap Growth ETF	14.0%
PIMCO Active Bond ETF	10.5%
Invesco Total Return Bond ETF	10.5%
Vanguard Intermediate-Term Bond ETF	10.5%
SPDR Doubleline Total Return Tactical ETF	9.6%
JPMorgan Hedged Equity Fund, Class I	9.4%
iShares 20+ Year Treasury Bond ETF	9.2%
Vanguard Mid-Cap Growth ETF	4.2%
Pacer US Cash Cows 100 ETF	4.0%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Ladenburg Income & Growth Fund - Class A (LNOAX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-LNOAX

Ladenburg Income & Growth Fund

Class C (LNOCX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Ladenburg Income & Growth Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$175	1.75%

How did the Fund perform during the reporting period?

The Fund maintained a strategic focus on fixed income and alternative investments, expecting robust performance from these asset classes. Large-cap value and growth stocks played a secondary role, contributing to portfolio returns by providing stability, consistent returns, and strong earnings growth. Large-cap value stocks benefited from strong fundamentals, while large-cap growth stocks excelled due to innovation and robust earnings, underscoring the effectiveness of the strategic allocation to these equities.

However, the bet on longer-duration and higher-quality bonds detracted from performance. As treasury yields rose, longer-duration bonds posted negative returns, while shorter-duration, lower-quality bonds outperformed – especially high-yield bonds and money market funds, to which the portfolio did not have material exposure.

The higher allocation to alternative investments, particularly hedged equity strategies, provided some relief. These strategies, designed to offer downside protection while capturing upside potential, outperformed traditional fixed-income assets, validating the diversified approach.

Additionally, a small exposure to small-cap stocks, rather than international developed and emerging markets, slightly detracted from performance. Furthermore, due to intense market concentration, exposure to anything other than large-cap growth stocks detracted from overall returns.

Overall, the strong performance of large-cap equities and alternative investments demonstrated the importance of strategic asset allocation. Despite the drag from longer-duration and higher-quality bonds and small-cap stocks, the success of the large-cap and alternative investments reinforced the value of a diversified income portfolio with a secondary focus on growth.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ladenburg Income & Growth Fund
S&P 500® Index
$40,000
$32,000
$24,000
$16,000
$8,000
$33,898
$13,464
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Ladenburg Income & Growth Fund	S&P 500® Index
Aug-2015	$10,000	$10,000
Jun-2016	$10,160	$11,297
Jun-2017	$10,756	$13,319
Jun-2018	$11,069	$15,233
Jun-2019	$11,545	$16,820
Jun-2020	$11,702	$18,082
Jun-2021	$13,503	$25,459
Jun-2022	$11,688	$22,756
Jun-2023	$12,496	$27,215
Jun-2024	$13,464	$33,898

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 24, 2015)
Ladenburg Income & Growth Fund	7.75%	3.12%	3.42%
S&P 500® Index	24.56%	15.05%	14.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$61,429,679
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$272,969
Portfolio Turnover	11%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	89.7%
Money Market Funds	0.9%
Open End Funds	9.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.9%
Alternative	9.4%
Equity	39.6%
Fixed Income	50.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	15.4%
Schwab U.S. Large-Cap Growth ETF	14.0%
PIMCO Active Bond ETF	10.5%
Invesco Total Return Bond ETF	10.5%
Vanguard Intermediate-Term Bond ETF	10.5%
SPDR Doubleline Total Return Tactical ETF	9.6%
JPMorgan Hedged Equity Fund, Class I	9.4%
iShares 20+ Year Treasury Bond ETF	9.2%
Vanguard Mid-Cap Growth ETF	4.2%
Pacer US Cash Cows 100 ETF	4.0%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Ladenburg Income & Growth Fund - Class C (LNOCX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-LNOCX

Ladenburg Income & Growth Fund

Class I (LNOIX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Ladenburg Income & Growth Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$85	0.85%

How did the Fund perform during the reporting period?

The Fund maintained a strategic focus on fixed income and alternative investments, expecting robust performance from these asset classes. Large-cap value and growth stocks played a secondary role, contributing to portfolio returns by providing stability, consistent returns, and strong earnings growth. Large-cap value stocks benefited from strong fundamentals, while large-cap growth stocks excelled due to innovation and robust earnings, underscoring the effectiveness of the strategic allocation to these equities.

However, the bet on longer-duration and higher-quality bonds detracted from performance. As treasury yields rose, longer-duration bonds posted negative returns, while shorter-duration, lower-quality bonds outperformed – especially high-yield bonds and money market funds, to which the portfolio did not have material exposure.

The higher allocation to alternative investments, particularly hedged equity strategies, provided some relief. These strategies, designed to offer downside protection while capturing upside potential, outperformed traditional fixed-income assets, validating the diversified approach.

Additionally, a small exposure to small-cap stocks, rather than international developed and emerging markets, slightly detracted from performance. Furthermore, due to intense market concentration, exposure to anything other than large-cap growth stocks detracted from overall returns.

Overall, the strong performance of large-cap equities and alternative investments demonstrated the importance of strategic asset allocation. Despite the drag from longer-duration and higher-quality bonds and small-cap stocks, the success of the large-cap and alternative investments reinforced the value of a diversified income portfolio with a secondary focus on growth.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ladenburg Income & Growth Fund
S&P 500® Index
$40,000
$32,000
$24,000
$16,000
$8,000
$33,898
$14,628
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Ladenburg Income & Growth Fund	S&P 500® Index
Aug-2015	$10,000	$10,000
Jun-2016	$10,120	$11,297
Jun-2017	$10,899	$13,319
Jun-2018	$11,332	$15,233
Jun-2019	$11,946	$16,820
Jun-2020	$12,219	$18,082
Jun-2021	$14,222	$25,459
Jun-2022	$12,478	$22,756
Jun-2023	$13,457	$27,215
Jun-2024	$14,628	$33,898

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 24, 2015)
Ladenburg Income & Growth Fund	8.70%	4.13%	4.39%
S&P 500® Index	24.56%	15.05%	14.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$61,429,679
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$272,969
Portfolio Turnover	11%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	89.7%
Money Market Funds	0.9%
Open End Funds	9.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.9%
Alternative	9.4%
Equity	39.6%
Fixed Income	50.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	15.4%
Schwab U.S. Large-Cap Growth ETF	14.0%
PIMCO Active Bond ETF	10.5%
Invesco Total Return Bond ETF	10.5%
Vanguard Intermediate-Term Bond ETF	10.5%
SPDR Doubleline Total Return Tactical ETF	9.6%
JPMorgan Hedged Equity Fund, Class I	9.4%
iShares 20+ Year Treasury Bond ETF	9.2%
Vanguard Mid-Cap Growth ETF	4.2%
Pacer US Cash Cows 100 ETF	4.0%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Ladenburg Income & Growth Fund - Class I (LNOIX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-LNOIX

Ladenburg Income Fund

Class A (LNCAX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Ladenburg Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	1.00%

How did the Fund perform during the reporting period?

The Fund maintained a strategic focus on fixed income and alternative investments, expecting robust performance from these asset classes. However, the bet on longer-duration and higher-quality bonds led to underperformance. As treasury yields rose, longer-duration bonds posted negative returns, while shorter-duration, lower-quality bonds outperformed – especially high-yield bonds and money market funds, to which the portfolio was not directly allocated.

The higher allocation to alternative investments, particularly hedged equity strategies, provided some relief. These strategies, designed to offer downside protection while capturing upside potential, outperformed traditional fixed-income assets, validating the diversified approach.

Overall, the strong performance of the alternative investments demonstrated the importance of strategic asset allocation. Despite the drag from longer-duration and higher-quality bonds, the success of our alternative investments reinforced the value of a diversified fixed income portfolio.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ladenburg Income Fund
Ladenburg Income Fund - with load
S&P 500® Index
$40,000
$32,000
$24,000
$16,000
$8,000
$33,898
$12,308
$11,688
08/24/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	Ladenburg Income Fund	Ladenburg Income Fund - with load	S&P 500® Index
08/24/15	$10,000	$9,497	$10,000
06/30/16	$10,190	$9,677	$11,297
06/30/17	$10,648	$10,112	$13,319
06/30/18	$10,803	$10,260	$15,233
06/30/19	$11,377	$10,805	$16,820
06/30/20	$11,683	$11,095	$18,082
06/30/21	$12,645	$12,009	$25,459
06/30/22	$11,188	$10,625	$22,756
06/30/23	$11,687	$11,098	$27,215
06/30/24	$12,308	$11,688	$33,898

Average Annual Total Returns

	1 Year	5 Years	Since Inception (8/24/2015)
Ladenburg Income Fund
Without Load	5.32%	1.58%	2.37%
With Load	0.05%	0.55%	1.78%
S&P 500® Index	24.56%	15.05%	14.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$11,251,882
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$0
Portfolio Turnover	7%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	90.2%
Money Market Funds	2.2%
Open End Funds	7.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
67.4%
Equity
22.8%
Alternative
7.6%
Money Market Funds
2.2%

Value	Value
Money Market Funds	2.2%
Alternative	7.6%
Equity	22.8%
Fixed Income	67.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Intermediate-Term Bond ETF	17.5%
SPDR Doubleline Total Return Tactical ETF	14.5%
PIMCO Active Bond ETF	12.6%
Invesco Total Return Bond ETF	12.6%
iShares 20+ Year Treasury Bond ETF	10.2%
Schwab U.S. Large-Cap Value ETF	9.3%
JPMorgan Hedged Equity Fund, Class I	7.6%
Schwab U.S. Large-Cap Growth ETF	7.2%
First American Government Obligations Fund, Class X	2.2%
Vanguard Mid-Cap Growth ETF	2.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Ladenburg Income Fund - Class A (LNCAX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-LNCAX

Ladenburg Income Fund

Class C (LNCCX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Ladenburg Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$175	1.75%

How did the Fund perform during the reporting period?

The Fund maintained a strategic focus on fixed income and alternative investments, expecting robust performance from these asset classes. However, the bet on longer-duration and higher-quality bonds led to underperformance. As treasury yields rose, longer-duration bonds posted negative returns, while shorter-duration, lower-quality bonds outperformed – especially high-yield bonds and money market funds, to which the portfolio was not directly allocated.

The higher allocation to alternative investments, particularly hedged equity strategies, provided some relief. These strategies, designed to offer downside protection while capturing upside potential, outperformed traditional fixed-income assets, validating the diversified approach.

Overall, the strong performance of the alternative investments demonstrated the importance of strategic asset allocation. Despite the drag from longer-duration and higher-quality bonds, the success of our alternative investments reinforced the value of a diversified fixed income portfolio.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ladenburg Income Fund
S&P 500® Index
$40,000
$32,000
$24,000
$16,000
$8,000
$33,898
$11,578
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Ladenburg Income Fund	S&P 500® Index
Aug-2015	$10,000	$10,000
Jun-2016	$10,180	$11,297
Jun-2017	$10,547	$13,319
Jun-2018	$10,626	$15,233
Jun-2019	$11,105	$16,820
Jun-2020	$11,322	$18,082
Jun-2021	$12,167	$25,459
Jun-2022	$10,684	$22,756
Jun-2023	$11,077	$27,215
Jun-2024	$11,578	$33,898

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 24, 2015)
Ladenburg Income Fund	4.52%	0.84%	1.67%
S&P 500® Index	24.56%	15.05%	14.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$11,251,882
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$0
Portfolio Turnover	7%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	90.2%
Money Market Funds	2.2%
Open End Funds	7.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	2.2%
Alternative	7.6%
Equity	22.8%
Fixed Income	67.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Intermediate-Term Bond ETF	17.5%
SPDR Doubleline Total Return Tactical ETF	14.5%
PIMCO Active Bond ETF	12.6%
Invesco Total Return Bond ETF	12.6%
iShares 20+ Year Treasury Bond ETF	10.2%
Schwab U.S. Large-Cap Value ETF	9.3%
JPMorgan Hedged Equity Fund, Class I	7.6%
Schwab U.S. Large-Cap Growth ETF	7.2%
First American Government Obligations Fund, Class X	2.2%
Vanguard Mid-Cap Growth ETF	2.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Ladenburg Income Fund - Class C (LNCCX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-LNCCX

Ladenburg Income Fund

Class I (LNCIX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Ladenburg Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$85	0.85%

How did the Fund perform during the reporting period?

The Fund maintained a strategic focus on fixed income and alternative investments, expecting robust performance from these asset classes. However, the bet on longer-duration and higher-quality bonds led to underperformance. As treasury yields rose, longer-duration bonds posted negative returns, while shorter-duration, lower-quality bonds outperformed – especially high-yield bonds and money market funds, to which the portfolio was not directly allocated.

The higher allocation to alternative investments, particularly hedged equity strategies, provided some relief. These strategies, designed to offer downside protection while capturing upside potential, outperformed traditional fixed-income assets, validating the diversified approach.

Overall, the strong performance of the alternative investments demonstrated the importance of strategic asset allocation. Despite the drag from longer-duration and higher-quality bonds, the success of our alternative investments reinforced the value of a diversified fixed income portfolio.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ladenburg Income Fund
S&P 500® Index
$40,000
$32,000
$24,000
$16,000
$8,000
$33,898
$12,453
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Ladenburg Income Fund	S&P 500® Index
Aug-2015	$10,000	$10,000
Jun-2016	$10,170	$11,297
Jun-2017	$10,643	$13,319
Jun-2018	$10,821	$15,233
Jun-2019	$11,426	$16,820
Jun-2020	$11,749	$18,082
Jun-2021	$12,741	$25,459
Jun-2022	$11,281	$22,756
Jun-2023	$11,802	$27,215
Jun-2024	$12,453	$33,898

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 24, 2015)
Ladenburg Income Fund	5.51%	1.74%	2.51%
S&P 500® Index	24.56%	15.05%	14.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$11,251,882
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$0
Portfolio Turnover	7%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	90.2%
Money Market Funds	2.2%
Open End Funds	7.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	2.2%
Alternative	7.6%
Equity	22.8%
Fixed Income	67.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Intermediate-Term Bond ETF	17.5%
SPDR Doubleline Total Return Tactical ETF	14.5%
PIMCO Active Bond ETF	12.6%
Invesco Total Return Bond ETF	12.6%
iShares 20+ Year Treasury Bond ETF	10.2%
Schwab U.S. Large-Cap Value ETF	9.3%
JPMorgan Hedged Equity Fund, Class I	7.6%
Schwab U.S. Large-Cap Growth ETF	7.2%
First American Government Obligations Fund, Class X	2.2%
Vanguard Mid-Cap Growth ETF	2.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Ladenburg Income Fund - Class I (LNCIX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-LNCIX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)

The Registrant’s Board of Trustees has determined that Anthony J. Hertl, Mark H. Taylor and Mark Gersten are audit committee financial experts, as defined in Item 3 of Form N-CSR. Anthony J. Hertl, Mark H. Taylor and Mark Gersten are independent for purposes of this Item.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024	$70,000
2023	$65,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024	$15,000
2023	$15,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2024 and 2023 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2024 and 2023 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Ladenburg Income Fund

Ladenburg Income & Growth Fund

Ladenburg Growth & Income Fund

Ladenburg Growth Fund

Ladenburg Aggressive Growth Fund

Annual Financial Statements

June 30, 2024

1-877-803-6583

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Ladenburg Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Ladenburg Thalmann & Co.

Member FINRA

LADENBURG INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 90.2%
	EQUITY - 22.8%
4,264	Pacer US Cash Cows 100 ETF	$232,345
8,072	Schwab U.S. Large-Cap Growth ETF	813,980
14,126	Schwab U.S. Large-Cap Value ETF	1,046,455
4,875	Schwab US Small-Cap ETF	231,319
1,050	Vanguard Mid-Cap Growth ETF	241,038
		2,565,137
	FIXED INCOME - 67.4%
30,572	Invesco Total Return Bond ETF	1,417,318
12,534	iShares 20+ Year Treasury Bond ETF	1,150,371
15,575	PIMCO Active Bond ETF	1,418,571
41,063	SPDR Doubleline Total Return Tactical ETF	1,631,022
26,198	Vanguard Intermediate-Term Bond ETF	1,961,969
		7,579,251
	TOTAL EXCHANGE-TRADED FUNDS (Cost $10,291,426)	10,144,388

	OPEN END FUND — 7.6%
	ALTERNATIVE - 7.6%
27,510	JPMorgan Hedged Equity Fund, Class I	857,764
	TOTAL OPEN END FUND (Cost $652,789)	857,764

	SHORT-TERM INVESTMENT — 2.2%
	MONEY MARKET FUND - 2.2%
244,845	First American Government Obligations Fund, Class X, 5.23% (Cost $244,845)(a)	244,845

	TOTAL INVESTMENTS - 100.0% (Cost $11,189,060)	$11,246,997
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%	4,885
	NET ASSETS - 100.0%	$11,251,882

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2024.

See accompanying notes which are an integral part of these financial statements.

LADENBURG INCOME & GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 89.8%
	EQUITY - 39.6%
45,385	Pacer US Cash Cows 100 ETF	$2,473,029
85,107	Schwab U.S. Large-Cap Growth ETF	8,582,190
128,122	Schwab U.S. Large-Cap Value ETF	9,491,277
26,319	Schwab US Small-Cap ETF	1,248,837
11,139	Vanguard Mid-Cap Growth ETF	2,557,069
		24,352,402
	FIXED INCOME - 50.2%
139,182	Invesco Total Return Bond ETF	6,452,478
61,345	iShares 20+ Year Treasury Bond ETF	5,630,244
71,097	PIMCO Active Bond ETF	6,475,515
148,002	SPDR Doubleline Total Return Tactical ETF	5,878,639
86,032	Vanguard Intermediate-Term Bond ETF	6,442,936
		30,879,812
	TOTAL EXCHANGE-TRADED FUNDS (Cost $50,015,489)	55,232,214

	OPEN END FUND — 9.5%
	ALTERNATIVE - 9.5%
186,244	JPMorgan Hedged Equity Fund, Class I	5,807,087
	TOTAL OPEN END FUND (Cost $4,322,485)	5,807,087

	SHORT-TERM INVESTMENT — 0.9%
	MONEY MARKET FUND - 0.9%
537,896	First American Government Obligations Fund, Class X, 5.23% (Cost $537,896)(a)	537,896

	TOTAL INVESTMENTS - 100.2% (Cost $54,875,870)	$61,577,197
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(147,518)
	NET ASSETS - 100.0%	$61,429,679

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2024.

See accompanying notes which are an integral part of these financial statements.

LADENBURG GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 89.0%
	EQUITY - 55.3%
151,041	Pacer US Cash Cows 100 ETF	$8,230,224
331,949	Schwab U.S. Large-Cap Growth ETF	33,473,737
473,701	Schwab U.S. Large-Cap Value ETF	35,091,771
139,358	Schwab US Small-Cap ETF	6,612,537
36,486	Vanguard Mid-Cap Growth ETF	8,375,726
		91,783,995
	FIXED INCOME - 33.7%
236,846	Invesco Total Return Bond ETF	10,980,181
163,780	iShares 20+ Year Treasury Bond ETF	15,031,728
103,330	PIMCO Active Bond ETF	9,411,296
235,367	SPDR Doubleline Total Return Tactical ETF	9,348,777
146,194	Vanguard Intermediate-Term Bond ETF	10,948,468
		55,720,450
	TOTAL EXCHANGE-TRADED FUNDS (Cost $120,854,012)	147,504,445

	OPEN END FUND — 10.5%
	ALTERNATIVE - 10.5%
556,592	JPMorgan Hedged Equity Fund, Class I	17,354,553
	TOTAL OPEN END FUND (Cost $13,205,035)	17,354,553

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
609,406	First American Government Obligations Fund, Class X, 5.23% (Cost $609,406)(a)	609,406

	TOTAL INVESTMENTS - 99.9% (Cost $134,668,453)	$165,468,404
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	89,448
	NET ASSETS - 100.0%	$165,557,852

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2024.

See accompanying notes which are an integral part of these financial statements.

LADENBURG GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 87.0%
	EQUITY - 72.4%
194,419	Pacer US Cash Cows 100 ETF	$10,593,891
290,030	Schwab U.S. Large-Cap Growth ETF	29,246,625
414,412	Schwab U.S. Large-Cap Value ETF	30,699,641
168,333	Schwab US Small-Cap ETF	7,987,401
47,039	Vanguard Mid-Cap Growth ETF	10,798,273
		89,325,831
	FIXED INCOME - 14.6%
129,948	Invesco Total Return Bond ETF	6,024,389
78,888	iShares 20+ Year Treasury Bond ETF	7,240,340
64,550	Vanguard Intermediate-Term Bond ETF	4,834,151
		18,098,880
	TOTAL EXCHANGE-TRADED FUNDS (Cost $80,265,503)	107,424,711

	OPEN END FUND — 10.0%
	ALTERNATIVE - 10.0%
398,140	JPMorgan Hedged Equity Fund, Class I	12,414,013
	TOTAL OPEN END FUND (Cost $9,598,294)	12,414,013

	SHORT-TERM INVESTMENT — 2.9%
	MONEY MARKET FUND - 2.9%
3,594,930	First American Government Obligations Fund, Class X, 5.23% (Cost $3,594,930)(a)	3,594,930

	TOTAL INVESTMENTS - 99.9% (Cost $93,458,727)	$123,433,654
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	184,886
	NET ASSETS - 100.0%	$123,618,540

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of June 30, 2024.

See accompanying notes which are an integral part of these financial statements.

LADENBURG AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 89.8%
	EQUITY - 82.9%
108,678	Pacer US Cash Cows 100 ETF	$5,921,864
141,950	Schwab U.S. Large-Cap Growth ETF (see Note 8)	14,314,238
199,269	Schwab U.S. Large-Cap Value ETF (see Note 8)	14,761,848
114,279	Schwab US Small-Cap ETF	5,422,539
26,288	Vanguard Mid-Cap Growth ETF	6,034,673
		46,455,162
	FIXED INCOME - 6.9%
23,781	Invesco Total Return Bond ETF	1,102,487
18,277	iShares 20+ Year Treasury Bond ETF	1,677,463
14,812	Vanguard Intermediate-Term Bond ETF	1,109,271
		3,889,221
	TOTAL EXCHANGE-TRADED FUNDS (Cost $37,369,329)	50,344,383

	OPEN END FUND — 8.2%
	ALTERNATIVE - 8.2%
146,851	JPMorgan Hedged Equity Fund, Class I	4,578,815
	TOTAL OPEN END FUND (Cost $3,561,058)	4,578,815

	SHORT-TERM INVESTMENT — 1.9%
	MONEY MARKET FUND - 1.9%
1,079,852	First American Government Obligations Fund, Class X, 5.23% (Cost $1,079,852)(a)	1,079,852

	TOTAL INVESTMENTS - 99.9% (Cost $42,010,239)	$56,003,050
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	62,226
	NET ASSETS - 100.0%	$56,065,276

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of June 30, 2024.

See accompanying notes which are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2024

	Ladenburg Income Fund	Ladenburg Income & Growth Fund	Ladenburg Growth & Income Fund	Ladenburg Growth Fund	Ladenburg Aggressive Growth Fund
Assets:
Investments in Securities at Cost	$11,189,060	$54,875,870	$134,668,453	$93,458,727	$42,010,239
Investments in Securities at Value	$11,246,997	$61,577,197	$165,468,404	$123,433,654	$56,003,050
Due from Advisor	9,156	-	-	-	-
Receivable for Fund Shares Sold	-	38	5,089	30,487	26,614
Dividends and Interest Receivable	10,684	89,450	330,833	327,141	168,527
Prepaid Expenses and Other Assets	20,167	18,360	16,476	25,110	27,277
Total Assets	11,287,004	61,685,045	165,820,802	123,816,392	56,225,468

Liabilities:
Redemptions Payable	487	170,440	79,409	30,753	65,768
Payable to Related Parties	8,502	5,187	2,239	24,104	12,948
Accrued Advisory Fees	-	41,099	137,329	99,927	45,559
Accrued Distribution Fees	1,963	2,499	8,478	2,655	2,626
Accrued Expenses and Other Liabilities	24,170	36,141	35,495	40,413	33,291
Total Liabilities	35,122	255,366	262,950	197,852	160,192

Net Assets	$11,251,882	$61,429,679	$165,557,852	$123,618,540	$56,065,276

Composition of Net Assets:
At June 30, 2024, Net Assets consisted of:
Paid-in-Capital	$11,549,258	$54,246,082	$131,877,641	$91,917,722	$41,619,388
Accumulated Earnings (Losses)	(297,376)	7,183,597	33,680,211	31,700,818	14,445,888
Net Assets	$11,251,882	$61,429,679	$165,557,852	$123,618,540	$56,065,276

Class A Net Assets	$304,129	$730,152	$1,181,571	$499,726	$410,807
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	29,327	57,826	82,044	29,160	21,581
Net Asset Value and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.37	$12.63	$14.40	$17.14	$19.04
Maximum Offering Price Per Share (Maximum Sales Charge 5.00%)(a)	$10.92	$13.29	$15.16	$18.04	$20.04

Class C Net Assets	$16,770	$101,979	$23,836	$58,346	$4,906
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	1,639	8,273	1,713	3,482	270
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.23	12.33	$13.91	$16.76	$18.17

Class I Net Assets	$10,930,983	$60,597,548	$164,352,445	$123,060,468	$55,649,563
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	1,061,028	4,787,304	11,358,281	7,211,215	2,978,025
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.30	$12.66	$14.47	$17.07	$18.69

(a)	On investments of $50,000 or more, the offering price is reduced. See Note 1 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2024

	Ladenburg Income Fund	Ladenburg Income & Growth Fund	Ladenburg Growth & Income Fund	Ladenburg Growth Fund	Ladenburg Aggressive Growth Fund
Investment Income:
Dividend Income	$365,461	$1,717,418	$3,736,502	$1,921,636	$767,500
Interest Income	13,061	28,375	61,279	87,129	82,912
Total Investment Income	378,522	1,745,793	3,797,781	2,008,765	850,412

Expenses:
Investment Advisory Fees	54,891	301,740	794,884	549,368	246,875
Distribution Fees - Class A	886	2,094	3,020	1,702	845
Distribution Fees - Class C	161	965	212	556	188
Administration Fees	35,517	75,302	146,797	126,173	64,415
Registration & Filing Fees	20,122	28,076	36,975	33,877	30,082
Audit Fees	19,546	16,980	16,663	16,663	16,880
Trustees’ Fees	17,985	16,371	16,440	16,922	16,319
Legal Fees	10,529	10,493	13,289	13,846	14,033
Third Party Administrative Services Fees	7,937	60,257	120,400	96,700	48,939
Custody Fees	6,218	8,028	18,827	11,602	5,477
Chief Compliance Officer Fees	6,009	9,622	15,885	12,587	8,466
Miscellaneous Expenses	4,361	3,919	5,921	4,037	5,248
Insurance Expense	2,756	3,609	5,614	4,612	3,009
Printing Expense	539	6,382	10,367	13,980	8,148
Total Expenses	187,457	543,838	1,205,294	902,625	468,924
Less: Expenses Waived/Reimbursed by the Advisor	(93,462)	(28,771)	(70)	(478)	(48,329)
Net Expenses	93,995	515,067	1,205,224	902,147	420,595
Net Investment Income	284,527	1,230,726	2,592,557	1,106,618	429,817

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	95,783	1,724,503	6,092,941	3,851,025	1,187,630
Net Change in Unrealized Appreciation on Investments	214,002	1,939,983	8,837,563	10,212,704	5,519,773
Net Realized and Unrealized Gain on Investments	309,785	3,664,486	14,930,504	14,063,729	6,707,403

Net Increase in Net Assets Resulting From Operations	$594,312	$4,895,212	$17,523,061	$15,170,347	$7,137,220

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
Operations:
Net Investment Income	$284,527	$262,323
Net Realized Gain (Loss) on Investments	95,783	(358,545)
Capital Gain Distributions from Other Investment Companies	-	151
Net Change in Unrealized Appreciation on Investments	214,002	585,867
Net Increase in Net Assets
Resulting From Operations	594,312	489,796

Distributions to Shareholders:
Total Distributions Paid
Class A	(7,942)	(8,549)
Class C	(249)	(230)
Class I	(266,282)	(252,394)
Net Decrease in Net Assets from Distributions to Shareholders	(274,473)	(261,173)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	97,477	250,355
Distributions Reinvested	7,018	7,545
Payment for Shares Redeemed	(193,200)	(201,284)
Class C
Distributions Reinvested	249	230
Class I
Proceeds from Shares Issued	2,182,962	2,493,789
Distributions Reinvested	235,950	217,103
Payment for Shares Redeemed	(2,466,151)	(3,646,223)
Net Decrease in Net Assets from Share Transactions of Beneficial Interest	(135,695)	(878,485)

Total Increase (Decrease) in Net Assets	184,144	(649,862)

Net Assets:
Beginning of Year	11,067,738	11,717,600
End of Year	$11,251,882	$11,067,738

Share Activity
Class A
Shares Sold	9,397	24,833
Shares Reinvested	699	769
Shares Redeemed	(18,967)	(20,258)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(8,871)	5,344

Class C
Shares Reinvested	25	24
Net Increase in Shares of Beneficial Interest Outstanding	25	24

Class I
Shares Sold	218,614	252,295
Shares Reinvested	23,604	22,202
Shares Redeemed	(246,580)	(369,825)
Net Decrease in Shares of Beneficial Interest Outstanding	(4,362)	(95,328)

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
Operations:
Net Investment Income	$1,230,726	$1,163,771
Net Realized Gain (Loss) on Investments	1,724,503	(1,288,374)
Capital Gain Distributions from Other Investment Companies	-	268
Net Change in Unrealized Appreciation on Investments	1,939,983	4,623,219
Net Increase in Net Assets
Resulting From Operations	4,895,212	4,498,884

Distributions to Shareholders:
Total Distributions Paid
Class A	(13,325)	(29,509)
Class C	(1,148)	(1,700)
Class I	(1,124,229)	(1,651,139)
Net Decrease in Net Assets from Distributions to Shareholders	(1,138,702)	(1,682,348)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	1,652	89,549
Distributions Reinvested	13,092	28,589
Payment for Shares Redeemed	(450,055)	(145,999)
Class C
Proceeds from Shares Issued	-	87,500
Distributions Reinvested	1,148	1,700
Class I
Proceeds from Shares Issued	9,144,334	12,379,602
Distributions Reinvested	1,018,185	1,502,497
Payment for Shares Redeemed	(14,244,634)	(10,393,604)
Net Increase (Decrease) in Net Assets from Share Transactions of Beneficial Interest	(4,516,278)	3,549,834

Total Increase (Decrease) in Net Assets	(759,768)	6,366,370

Net Assets:
Beginning of Year	62,189,447	55,823,077
End of Year	$61,429,679	$62,189,447

Share Activity
Class A
Shares Sold	136	7,800
Shares Reinvested	1,092	2,539
Shares Redeemed	(37,524)	(12,696)
Net Decrease in Shares of Beneficial Interest Outstanding	(36,296)	(2,357)

Class C
Shares Sold	-	8,021
Shares Reinvested	97	154
Net Increase in Shares of Beneficial Interest Outstanding	97	8,175

Class I
Shares Sold	755,007	1,076,165
Shares Reinvested	84,510	132,769
Shares Redeemed	(1,187,746)	(905,990)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(348,229)	302,944

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
Operations:
Net Investment Income	$2,592,557	$2,422,412
Net Realized Gain on Investments	6,092,941	1,004,865
Net Change in Unrealized Appreciation on Investments	8,837,563	12,705,313
Net Increase in Net Assets
Resulting From Operations	17,523,061	16,132,590

Distributions to Shareholders:
Total Distributions Paid
Class A	(37,807)	(28,422)
Class C	(561)	(311)
Class I	(5,206,435)	(3,855,795)
Net Decrease in Net Assets from Distributions to Shareholders	(5,244,803)	(3,884,528)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	60,049	193,699
Distributions Reinvested	35,880	27,011
Payment for Shares Redeemed	(213,286)	(235,925)
Class C
Proceeds from Shares Issued	2,400	4,450
Distributions Reinvested	560	310
Payment for Shares Redeemed	(130)	(104)
Class I
Proceeds from Shares Issued	28,935,352	32,577,576
Distributions Reinvested	4,677,189	3,359,634
Payment for Shares Redeemed	(36,791,923)	(42,779,390)
Net Decrease in Net Assets from Share Transactions of Beneficial Interest	(3,293,909)	(6,852,739)

Total Increase in Net Assets	8,984,349	5,395,323

Net Assets:
Beginning of Year	156,573,503	151,178,180
End of Year	$165,557,852	$156,573,503

Share Activity
Class A
Shares Sold	4,514	14,934
Shares Reinvested	2,642	2,180
Shares Redeemed	(15,421)	(18,776)
Net Decrease in Shares of Beneficial Interest Outstanding	(8,265)	(1,662)

Class C
Shares Sold	183	361
Shares Reinvested	43	26
Shares Redeemed	(10)	(9)
Net Increase in Shares of Beneficial Interest Outstanding	216	378

Class I
Shares Sold	2,124,066	2,563,288
Shares Reinvested	342,918	269,312
Shares Redeemed	(2,699,231)	(3,359,404)
Net Decrease in Shares of Beneficial Interest Outstanding	(232,247)	(526,804)

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
Operations:
Net Investment Income	$1,106,618	$1,072,717
Net Realized Gain on Investments	3,851,025	1,075,493
Net Change in Unrealized Appreciation on Investments	10,212,704	10,971,845
Net Increase in Net Assets
Resulting From Operations	15,170,347	13,120,055

Distributions to Shareholders:
Total Distributions Paid
Class A	(24,345)	(4,849)
Class C	(1,398)	(132)
Class I	(3,639,856)	(934,342)
Net Decrease in Net Assets from Distributions to Shareholders	(3,665,599)	(939,323)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	111,162	84,699
Distributions Reinvested	24,254	4,802
Payments for Shares Redeemed	(428,929)	(95,533)
Class C
Proceeds from Shares Issued	12,000	4,360
Distributions Reinvested	611	63
Payments for Shares Redeemed	(13,459)	(140)
Class I
Proceeds from Shares Issued	24,162,424	17,173,353
Distributions Reinvested	3,366,029	858,962
Payments for Shares Redeemed	(20,019,827)	(23,235,656)
Net Increase (Decrease) in Net Assets from Share Transactions of Beneficial Interest	7,214,265	(5,205,090)

Total Increase in Net Assets	18,719,013	6,975,642

Net Assets:
Beginning of Year	104,899,527	97,923,885
End of Year	$123,618,540	$104,899,527

Share Activity
Class A
Shares Sold	7,051	5,790
Shares Reinvested	1,531	346
Shares Redeemed	(25,833)	(6,682)
Net Decrease in Shares of Beneficial Interest Outstanding	(17,251)	(546)

Class C
Shares Sold	745	306
Shares Reinvested	39	5
Shares Redeemed	(813)	(11)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(29)	300

Class I
Shares Sold	1,511,675	1,191,805
Shares Reinvested	213,581	62,244
Shares Redeemed	(1,265,360)	(1,636,501)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	459,896	(382,452)

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
Operations:
Net Investment Income	$429,817	$396,918
Net Realized Gain on Investments	1,187,630	259,521
Net Change in Unrealized Appreciation on Investments	5,519,773	5,364,729
Net Increase in Net Assets
Resulting From Operations	7,137,220	6,021,168

Distributions to Shareholders:
Total Distributions Paid
Class A	(8,033)	(889)
Class C	(67)	-
Class I	(1,355,156)	(235,083)
Net Decrease in Net Assets from Distributions to Shareholders	(1,363,256)	(235,972)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	134,114	48,995
Distributions Reinvested	8,033	870
Payment for Shares Redeemed	(67,782)	(35,350)
Class C
Proceeds from Shares Issued	1,345	82,900
Distributions Reinvested	67	-
Payment for Shares Redeemed	(271,473)	-
Class I
Proceeds from Shares Issued	11,066,042	9,228,514
Distributions Reinvested	1,263,232	215,862
Payment for Shares Redeemed	(7,709,146)	(8,999,142)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	4,424,432	542,649

Total Increase in Net Assets	10,198,396	6,327,845

Net Assets:
Beginning of Year	45,866,880	39,539,035
End of Year	$56,065,276	$45,866,880

Share Activity
Class A
Shares Sold	7,674	3,135
Shares Reinvested	458	58
Shares Redeemed	(3,949)	(2,278)
Net Increase in Shares of Beneficial Interest Outstanding	4,183	915

Class C
Shares Sold	75	5,247
Shares Reinvested	4	-
Shares Redeemed	(16,324)	-
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(16,245)	5,247

Class I
Shares Sold	630,083	598,370
Shares Reinvested	73,401	14,526
Shares Redeemed	(439,553)	(586,833)
Net Increase in Shares of Beneficial Interest Outstanding	263,931	26,063

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class A
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020
Net Asset Value, Beginning of Year	$10.07	$9.85	$11.78	$10.99	$10.90
Activity From Operations:
Net investment income (a)(d)	0.24	0.22	0.13	0.11	0.18
Net gain (loss) from securities (both realized and unrealized)	0.29	0.21	(1.41)	0.79	0.11
Total from operations	0.53	0.43	(1.28)	0.90	0.29

Distributions to shareholders from:
Net investment income	(0.23)	(0.21)	(0.12)	(0.11)	(0.18)
Realized gains	-	-	(0.53)	-	-
Return of Capital	-	-	-	-	(0.02)
Total distributions	(0.23)	(0.21)	(0.65)	(0.11)	(0.20)

Net Asset Value, End of Year	$10.37	$10.07	$9.85	$11.78	$10.99

Total Return (b)	5.32%	4.45%	(11.52)%	8.24%	2.68%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$304	$385	$324	$390	$491
Ratio of expenses to average net assets,
before reimbursement (c)	1.95%	1.78%	1.65%	1.60%	1.65%
net of reimbursement (c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	2.42%	2.19%	1.13%	0.97%	1.68%
Portfolio turnover rate	6.81%	34.51%	24.84%	29.04%	20.91%

	Class C
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020
Net Asset Value, Beginning of Year	$9.94	$9.73	$11.67	$10.90	$10.83
Activity From Operations:
Net investment income (a)(d)	0.17	0.14	0.04	0.02	0.10
Net gain (loss) from securities (both realized and unrealized)	0.27	0.21	(1.39)	0.79	0.11
Total from operations	0.44	0.35	(1.35)	0.81	0.21

Distributions to shareholders from:
Net investment income	(0.15)	(0.14)	(0.06)	(0.04)	(0.13)
Realized gains	-	-	(0.53)	-	-
Return of Capital	-	-	-	-	(0.01)
Total distributions	(0.15)	(0.14)	(0.59)	(0.04)	(0.14)

Net Asset Value, End of Year	$10.23	$9.94	$9.73	$11.67	$10.90

Total Return (b)	4.52%	3.68%	(12.19)%	7.46%	1.95%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$17	$16	$15	$37	$34
Ratio of expenses to average net assets,
before reimbursement (c)	2.69%	2.54%	2.40%	2.36%	2.39%
net of reimbursement (c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets (c)(d)	1.70%	1.48%	0.32%	0.18%	0.92%
Portfolio turnover rate	6.81%	34.51%	24.84%	29.04%	20.91%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.
(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and do not reflect the impact of any sales charges.
(c)	Does not include the expenses of other investment companies in which the Fund invests.
(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class I
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020
Net Asset Value, Beginning of Year	$10.01	$9.80	$11.74	$10.96	$10.88
Activity From Operations:
Net investment income (a)(d)	0.26	0.23	0.14	0.13	0.20
Net gain (loss) from securities (both realized and unrealized)	0.28	0.21	(1.41)	0.79	0.11
Total from operations	0.54	0.44	(1.27)	0.92	0.31

Distributions to shareholders from:
Net investment income	(0.25)	(0.23)	(0.14)	(0.14)	(0.20)
Realized gains	-	-	(0.53)	-	-
Return of Capital	-	-	-	-	(0.03)
Total distributions	(0.25)	(0.23)	(0.67)	(0.14)	(0.23)

Net Asset Value, End of Year	$10.30	$10.01	$9.80	$11.74	$10.96

Total Return (b)	5.51%	4.62%	(11.46)%	8.45%	2.83%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$10,931	$10,667	$11,379	$14,164	$14,051
Ratio of expenses to average net assets,
before reimbursement (c)	1.69%	1.53%	1.40%	1.35%	1.40%
net of reimbursement (c)	0.85%	0.85%	0.85%	0.85%	0.83%
Ratio of net investment income to average net assets (c)(d)	2.59%	2.37%	1.29%	1.10%	1.83%
Portfolio turnover rate	6.81%	34.51%	24.84%	29.04%	20.91%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.
(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of other investment companies in which the Fund invests.
(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class A
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020
Net Asset Value, Beginning of Year	$11.83	$11.28	$13.10	$11.36	$11.32
Activity From Operations:
Net investment income (a)(d)	0.22	0.21	0.11	0.10	0.16
Net gain (loss) from securities (both realized and unrealized)	0.78	0.64	(1.70)	1.74	0.08
Total from operations	1.00	0.85	(1.59)	1.84	0.24

Distributions to shareholders from:
Net investment income	(0.20)	(0.20)	(0.11)	(0.10)	(0.18)
Realized gains	-	(0.10)	(0.12)	-	-
Return of Capital	-	-	-	-	(0.02)
Total distributions	(0.20)	(0.30)	(0.23)	(0.10)	(0.20)

Net Asset Value, End of Year	$12.63	$11.83	$11.28	$13.10	$11.36

Total Return (b)	8.54%	7.71%	(12.42)%	16.21%	2.10%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$730	$1,114	$1,088	$1,086	$1,297
Ratio of expenses to average net assets,
before reimbursement (c)	1.14%	1.11%	1.10%	1.11%	1.18%
net of reimbursement (c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	1.87%	1.84%	0.89%	0.78%	1.41%
Portfolio turnover rate	11.39%	28.66%	23.04%	16.60%	9.35%

	Class C
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020
Net Asset Value, Beginning of Year	$11.58	$11.04	$12.91	$11.24	$11.23
Activity From Operations:
Net investment income (a)(d)	0.13	0.14	- (f)	- (f)	0.07
Net gain (loss) from securities (both realized and unrealized)	0.76	0.61	(1.71)	1.73	0.08
Total from operations	0.89	0.75	(1.71)	1.73	0.15

Distributions to shareholders from:
Net investment income	(0.14)	(0.11)	(0.04)	(0.06)	(0.13)
Realized gains	-	(0.10)	(0.12)	-	-
Return of Capital	-	-	-	-	(0.01)
Total distributions	(0.14)	(0.21)	(0.16)	(0.06)	(0.14)

Net Asset Value, End of Year	$12.33	$11.58	$11.04	$12.91	$11.24

Total Return (b)	7.75%	6.91%	(13.44)%	15.40%	1.36%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$102	$95	$0 (e)	$18	$15
Ratio of expenses to average net assets,
before reimbursement (c)	1.89%	1.86%	1.84%	1.87%	1.93%
net of reimbursement (c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets (c)(d)	1.15%	1.22%	0.01%	0.02%	0.67%
Portfolio turnover rate	11.39%	28.66%	23.04%	16.60%	9.35%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.
(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and do not reflect the impact of any sales charges.
(c)	Does not include the expenses of other investment companies in which the Fund invests.
(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.
(e)	Amount represents less than $1,000.
(f)	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class I
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020
Net Asset Value, Beginning of Year	$11.87	$11.33	$13.16	$11.42	$11.38
Activity From Operations:
Net investment income (a)(d)	0.25	0.23	0.13	0.11	0.18
Net gain (loss) from securities (both realized and unrealized)	0.77	0.64	(1.71)	1.75	0.08
Total from operations	1.02	0.87	(1.58)	1.86	0.26

Distributions to shareholders from:
Net investment income	(0.23)	(0.23)	(0.13)	(0.12)	(0.19)
Realized gains	-	(0.10)	(0.12)	-	-
Return of Capital	-	-	-	-	(0.03)
Total distributions	(0.23)	(0.33)	(0.25)	(0.12)	(0.22)

Net Asset Value, End of Year	$12.66	$11.87	$11.33	$13.16	$11.42

Total Return (b)	8.70%	7.84%	(12.26)%	16.39%	2.29%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$60,598	$60,981	$54,735	$62,953	$49,062
Ratio of expenses to average net assets,
before reimbursement (c)	0.89%	0.86%	0.84%	0.87%	0.93%
net of reimbursement (c)	0.85%	0.85%	0.85%	0.85%	0.83%
Ratio of net investment income to average net assets (c)(d)	2.04%	1.98%	1.04%	0.92%	1.59%
Portfolio turnover rate	11.39%	28.66%	23.04%	16.60%	9.35%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.
(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of other investment companies in which the Fund invests.
(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class A
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020
Net Asset Value, Beginning of Year	$13.34	$12.33	$14.75	$12.00	$11.85
Activity From Operations:
Net investment income (a)(d)	0.19	0.18	0.07	0.07	0.13
Net gain (loss) from securities (both realized and unrealized)	1.29	1.14	(2.06)	2.77	0.18
Total from operations	1.48	1.32	(1.99)	2.84	0.31

Distributions to shareholders from:
Net investment income	(0.16)	(0.18)	(0.08)	(0.09)	(0.16)
Realized gains	(0.26)	(0.13)	(0.35)	-	-
Total distributions	(0.42)	(0.31)	(0.43)	(0.09)	(0.16)

Net Asset Value, End of Year	$14.40	$13.34	$12.33	$14.75	$12.00

Total Return (b)	11.31%	10.88%	(13.95)%	23.78%	2.62%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$1,182	$1,205	$1,134	$2,057	$2,363
Ratio of expenses to average net assets,
before reimbursement (c)	1.00%	1.03%	1.01%	1.02%	1.05%
net of reimbursement (c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	1.38%	1.40%	0.51%	0.53%	1.12%
Portfolio turnover rate	12.93%	22.91%	24.02%	21.02%	7.38%

	Class C
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020
Net Asset Value, Beginning of Year	$12.94	$12.00	$14.42	$11.78	$11.67
Activity From Operations:
Net investment income (a)(d)	0.08	0.08	(0.05)	- (e)	0.04
Net gain (loss) from securities (both realized and unrealized)	1.25	1.11	(1.99)	2.68	0.18
Total from operations	1.33	1.19	(2.04)	2.68	0.22

Distributions to shareholders from:
Net investment income	(0.10)	(0.12)	(0.03)	(0.04)	(0.11)
Realized gains	(0.26)	(0.13)	(0.35)	-	-
Total distributions	(0.36)	(0.25)	(0.38)	(0.04)	(0.11)

Net Asset Value, End of Year	$13.91	$12.94	$12.00	$14.42	$11.78

Total Return (b)	10.41%	10.07%	(14.59)%	22.76%	1.90%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$24	$19	$13	$50	$231
Ratio of expenses to average net assets,
before reimbursement (c)	1.75%	1.78%	1.76%	1.77%	1.80%
net of reimbursement (c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (c)(d)	0.64%	0.66%	(0.37)%	(0.03)%	0.30%
Portfolio turnover rate	12.93%	22.91%	24.02%	21.02%	7.38%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.
(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and does not reflect the impact of any sales charges.
(c)	Does not include the expenses of other investment companies in which the Fund invests.
(d)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.
(e)	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class I
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020
Net Asset Value, Beginning of Year	$13.40	$12.38	$14.80	$12.03	$11.87
Activity From Operations:
Net investment income (a)(d)	0.22	0.21	0.12	0.11	0.16
Net gain (loss) from securities (both realized and unrealized)	1.30	1.14	(2.08)	2.77	0.18
Total from operations	1.52	1.35	(1.96)	2.88	0.34

Distributions to shareholders from:
Net investment income	(0.19)	(0.20)	(0.11)	(0.11)	(0.18)
Realized gains	(0.26)	(0.13)	(0.35)	-	-
Total distributions	(0.45)	(0.33)	(0.46)	(0.11)	(0.18)

Net Asset Value, End of Year	$14.47	$13.40	$12.38	$14.80	$12.03

Total Return (b)	11.59%	11.14%	(13.74)%	24.05%	2.88%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$164,352	$155,349	$150,031	$175,019	$132,873
Ratio of expenses to average net assets,
before reimbursement (c)	0.75%	0.78%	0.76%	0.77%	0.81%
net of reimbursement (c)	0.75%	0.78%	0.76%	0.77%	0.79%
Ratio of net investment income to average net assets (c)(d)	1.63%	1.61%	0.80%	0.78%	1.32%
Portfolio turnover rate	12.93%	22.91%	24.02%	21.02%	7.38%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.
(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of other investment companies in which the Fund invests.
(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class A
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020
Net Asset Value, Beginning of Year	$15.48	$13.67	$16.60	$12.64	$12.48
Activity From Operations:
Net investment income (a)(d)	0.13	0.13	0.06	0.05	0.12
Net gain (loss) from securities (both realized and unrealized)	2.04	1.78	(2.62)	3.95	0.22
Total from operations	2.17	1.91	(2.56)	4.00	0.34

Distributions to shareholders from:
Net investment income	(0.12)	(0.06)	(0.04)	(0.04)	(0.16)
Realized gains	(0.39)	(0.04)	(0.33)	-	(0.02)
Total distributions	(0.51)	(0.10)	(0.37)	(0.04)	(0.18)

Net Asset Value, End of Year	$17.14	$15.48	$13.67	$16.60	$12.64

Total Return (b)	14.25%	14.08%	(15.85)%	31.70%	2.68%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$500	$718	$642	$618	$1,113
Ratio of expenses to average net assets,
before reimbursement (c)	1.06%	1.08%	1.04%	1.06%	1.13%
net of reimbursement (c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	0.82%	0.91%	0.36%	0.33%	1.00%
Portfolio turnover rate	16.74%	12.50%	23.34%	17.29%	5.09%

	Class C
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020
Net Asset Value, Beginning of Year	$15.16	$13.43	$16.39	$12.54	$12.33
Activity From Operations:
Net investment income (loss) (a)(d)	0.02	0.02	(0.08)	(0.05)	0.02
Net gain (loss) from securities (both realized and unrealized)	1.98	1.75	(2.55)	3.90	0.21
Total from operations	2.00	1.77	(2.63)	3.85	0.23

Distributions to shareholders from:
Net investment income	(0.01)	-	-	-	-
Realized gains	(0.39)	(0.04)	(0.33)	-	(0.02)
Total distributions	(0.40)	(0.04)	(0.33)	-	(0.02)

Net Asset Value, End of Year	$16.76	$15.16	$13.43	$16.39	$12.54

Total Return (b)	13.38%	13.22%	(16.44)%	30.70%	1.90%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$58	$53	$43	$113	$93
Ratio of expenses to average net assets,
before reimbursement (c)	1.82%	1.83%	1.79%	1.81%	1.88%
net of reimbursement (c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (c)(d)	0.11%	0.16%	(0.47)%	(0.32)%	0.20%
Portfolio turnover rate	16.74%	12.50%	23.34%	17.29%	5.09%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.
(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and do not reflect the impact of any sales charges.
(c)	Does not include the expenses of other investment companies in which the Fund invests.
(d)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class I
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021		Year Ended June 30, 2020
Net Asset Value, Beginning of Year	$15.42	$13.63	$16.55	$12.62		$12.48
Activity From Operations:
Net investment income (a)(d)	0.16	0.16	0.09	0.09		0.15
Net gain (loss) from securities (both realized and unrealized)	2.03	1.77	(2.60)	3.94		0.20
Total from operations	2.19	1.93	(2.51)	4.03		0.35

Distributions to shareholders from:
Net investment income	(0.15)	(0.10)	(0.08)	(0.10)		(0.19)
Realized gains	(0.39)	(0.04)	(0.33)	-		(0.02)
Total distributions	(0.54)	(0.14)	(0.41)	(0.10)		(0.21)

Net Asset Value, End of Year	$17.07	$15.42	$13.63	$16.55		$12.62

Total Return (b)	14.50%	14.26%	(15.64)%	31.98	%(e)	2.75	%(e)

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$123,060	$104,128	$97,239	$110,388		$76,378
Ratio of expenses to average net assets,
before reimbursement (c)	0.82%	0.83%	0.79%	0.81%		0.88%
net of reimbursement (c)	0.82%	0.83%	0.79%	0.81%		0.83%
Ratio of net investment income to average net assets (c)(d)	1.01%	1.08%	0.54%	0.64%		1.20%
Portfolio turnover rate	16.74%	12.50%	23.34%	17.29%		5.09%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.
(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of other investment companies in which the Fund invests.
(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class A
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020
Net Asset Value, Beginning of Year	$16.98	$14.80	$18.03	$13.38	$13.30
Activity From Operations:
Net investment income (a)(d)	0.13	0.13	0.06	0.05	0.11
Net gain (loss) from securities (both realized and unrealized)	2.38	2.23	(3.11)	4.83	0.37
Total from operations	2.51	2.36	(3.05)	4.88	0.48

Distributions to shareholders from:
Net investment income	(0.10)	(0.03)	(0.03)	(0.06)	(0.18)
Realized gains	(0.35)	(0.15)	(0.15)	(0.17)	(0.22)
Total distributions	(0.45)	(0.18)	(0.18)	(0.23)	(0.40)

Net Asset Value, End of Year	$19.04	$16.98	$14.80	$18.03	$13.38

Total Return (b)	15.01%	15.12%	(17.16)%	36.65%	3.53%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$411	$295	$244	$138	$88
Ratio of expenses to average net assets,
before reimbursement (c)	1.19%	1.20%	1.14%	1.25%	1.36%
net of reimbursement (c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	0.75%	0.81%	0.37%	0.33%	0.87%
Portfolio turnover rate	15.87%	6.41%	16.46%	17.27%	4.87%

	Class C
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020
Net Asset Value, Beginning of Year	$16.25	$14.22	$17.43	$12.99	$12.93
Activity From Operations:
Net investment income (loss) (a)(d)	(0.20)	0.02	(0.10)	(0.06)	0.01
Net gain (loss) from securities (both realized and unrealized)	2.47	2.16	(2.96)	4.67	0.36
Total from operations	2.27	2.18	(3.06)	4.61	0.37

Distributions to shareholders from:
Net investment income	-	-	-	-	(0.09)
Realized gains	(0.35)	(0.15)	(0.15)	(0.17)	(0.22)
Total distributions	(0.35)	(0.15)	(0.15)	(0.17)	(0.31)

Net Asset Value, End of Year	$18.17	$16.25	$14.22	$17.43	$12.99

Total Return (b)	14.14%	14.28%	(17.76)%	35.64%	2.74%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$5	$268	$160	$293	$216
Ratio of expenses to average net assets,
before reimbursement (c)	1.94%	1.95%	1.89%	2.00%	2.12%
net of reimbursement (c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (c)(d)	(1.25)%	0.11%	(0.59)%	(0.41)%	0.11%
Portfolio turnover rate	15.87%	6.41%	16.46%	17.27%	4.87%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.
(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and do not reflect the impact of any sales charges.
(c)	Does not include the expenses of other investment companies in which the Fund invests.
(d)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class I
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020
Net Asset Value, Beginning of Year	$16.69	$14.56	$17.75	$13.19	$13.12
Activity From Operations:
Net investment income (a)(d)	0.15	0.15	0.07	0.08	0.14
Net gain (loss) from securities (both realized and unrealized)	2.34	2.20	(3.04)	4.74	0.36
Total from operations	2.49	2.35	(2.97)	4.82	0.50

Distributions to shareholders from:
Net investment income	(0.14)	(0.07)	(0.07)	(0.09)	(0.21)
Realized gains	(0.35)	(0.15)	(0.15)	(0.17)	(0.22)
Total distributions	(0.49)	(0.22)	(0.22)	(0.26)	(0.43)

Net Asset Value, End of Year	$18.69	$16.69	$14.56	$17.75	$13.19

Total Return (b)	15.18%	15.29%	(17.01)%	36.79%	3.73%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$55,650	$45,303	$39,135	$41,984	$25,976
Ratio of expenses to average net assets,
before reimbursement (c)	0.94%	0.95%	0.89%	1.00%	1.11%
net of reimbursement (c)	0.85%	0.85%	0.85%	0.85%	0.83%
Ratio of net investment income to average net assets (c)(d)	0.87%	0.94%	0.41%	0.50%	1.05%
Portfolio turnover rate	15.87%	6.41%	16.46%	17.27%	4.87%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.
(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of other investment companies in which the Fund invests.
(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds NOTES TO FINANCIAL STATEMENTS June 30, 2024

1.	ORGANIZATION

The Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund and Ladenburg Aggressive Growth Fund (each a “Fund” and collectively the “Funds”) are each a series of Northern Lights Fund Trust, a Delaware statutory trust organized on January 19, 2005 (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Each Fund is a diversified investment management company. The Ladenburg Income Fund’s investment objective is to provide current income and capital preservation; the Ladenburg Income & Growth Fund’s investment objective is to provide current income and capital preservation, with a secondary objective of growth of capital; the Ladenburg Growth & Income Fund’s investment objective is to provide long-term growth of capital, with a secondary objective of producing current income; the Ladenburg Growth Fund’s investment objective is to provide long-term growth of capital; and the Ladenburg Aggressive Growth Fund’s investment objective is to maximize long-term growth of capital.

Each Fund offers three classes of shares: Class A shares, Class C shares and Class I shares. Class A shares are offered at net asset value (“NAV”) plus the following sales charges:

Amount Invested	Sales Charge
Less than $50,000	5.00%
$50,000 but less than $100,000	4.75%
$100,000 to $249,999	3.75%
$250,000 to $499,999	2.50%
$500,000 to $999,999	2.00%
$1,000,000 and above	None

Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. Each class represents an interest in the same assets of a Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Funds commenced operations on August 24, 2015.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" and Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party

Ladenburg Funds NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2024

consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds. The shares of many closed-end investments companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Ladenburg Funds NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2024

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2024 for the Funds’ investments measured at fair value:

Ladenburg Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$10,144,388	$-	$-	$10,144,388
Open End Fund	857,764	-	-	857,764
Short-Term Investment	244,845	-	-	244,845
Total	$11,246,997	$-	$-	$11,246,997

Ladenburg Income & Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$55,232,214	$-	$-	$55,232,214
Open End Fund	5,807,087	-	-	5,807,087
Short-Term Investment	537,896	-	-	537,896
Total	$61,577,197	$-	$-	$61,577,197

Ladenburg Growth & Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$147,504,445	$-	$-	$147,504,445
Open End Fund	17,354,553	-	-	17,354,553
Short-Term Investment	609,406	-	-	609,406
Total	$165,468,404	$-	$-	$165,468,404

Ladenburg Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$107,424,711	$-	$-	$107,424,711
Open End Fund	12,414,013	-	-	12,414,013
Short-Term Investment	3,594,930	-	-	3,594,930
Total	$123,433,654	$-	$-	$123,433,654

Ladenburg Aggressive Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$50,344,383	$-	$-	$50,344,383
Open End Fund	4,578,815	-	-	4,578,815
Short-Term Investment	1,079,852	-	-	1,079,852
Total	$56,003,050	$-	$-	$56,003,050

The Funds did not hold any Level 3 securities during the year.

*	Refer to the Schedules of Investments for security classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Ladenburg Funds NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2024

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. ETFs are valued at the last close price. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for the Ladenburg Income, Ladenburg Income & Growth, and Ladenburg Growth & Income Funds. Ladenburg Growth and Ladenburg Aggressive Growth Funds make distributions annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2021 through June 30, 2023 or expected to be taken in the Funds’ June 30, 2024 year end.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended June 30, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Fund	Purchases	Sales
Ladenburg Income Fund	$857,184	$732,404
Ladenburg Income & Growth Fund	6,736,293	10,724,176
Ladenburg Growth & Income Fund	20,443,377	26,786,576
Ladenburg Growth Fund	19,692,149	18,173,965
Ladenburg Aggressive Growth Fund	10,839,505	7,600,427

Ladenburg Funds NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2024

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Ladenburg Thalmann Asset Management Inc., (“LTAM”) serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an advisory agreement between the Trust, on behalf of each Fund, and LTAM, investment advisory services are provided to each Fund (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 0.50% of the average daily net assets of each Fund.

During the year ended June 30, 2024, the Advisory fees accrued for the Funds were as follows:

Fund	Advisory Fees
Ladenburg Income Fund	$54,891
Ladenburg Income & Growth Fund	301,740
Ladenburg Growth & Income Fund	794,884
Ladenburg Growth Fund	549,368
Ladenburg Aggressive Growth Fund	246,875

The Advisor has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2024, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs (such as interest and dividend expense on securities sold short); taxes and extraordinary expenses, such as litigation expenses (other than the advisor) of each Fund does not exceed 1.00%, 1.75% and 0.85% of each Fund’s average daily net assets attributable to each Fund’s Class A, Class C and Class I shares, respectively.

During the year ended June 30, 2024, the Advisor waived advisory fees and reimbursed expenses for the Funds as follows:

Fund	Waived/ Reimbursed
Ladenburg Income Fund	$93,462
Ladenburg Income & Growth Fund	28,771
Ladenburg Growth & Income Fund	70
Ladenburg Growth Fund	478
Ladenburg Aggressive Growth Fund	48,329

Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three-year basis (within the three years from the date the Advisor waived any payment or reimbursed any expense) if such recoupment can be achieved within the expense limit in place at the time of waiver or the current expense limitation and the repayment is approved by the Board.

During the year ended June 30, 2024 the Advisor waived advisory fees and reimbursed expenses, subject to recapture through the following dates, for the Funds as follows:

	June 30, 2025	June 30, 2026	June 30, 2027
Fund	Waived/ Reimbursed	Waived/ Reimbursed	Waived/ Reimbursed	Total
Ladenburg Income Fund	$74,976	$76,129	$93,462	$244,567
Ladenburg Income & Growth Fund	1,115	9,444	28,771	39,330
Ladenburg Growth & Income Fund	158	381	70	609
Ladenburg Growth Fund	295	557	478	1,330
Ladenburg Aggressive Growth Fund	18,916	42,365	48,329	109,610

Ladenburg Funds NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2024

The Trust, with respect to the Funds, has adopted Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act (the "Plans") for each of Class A and Class C shares pursuant to which each Fund is authorized to pay the Ladenburg Thalmann and Co. (the “Distributor”), as compensation for the Distributor’s account maintenance services under the Plans, a distribution and shareholder servicing fee at the rate of up to 0.25% for Class A shares and up to 1.00% for Class C shares of the Funds’ average daily net assets attributable to the relevant class. There is no Plan for Class I shares. Such fees are to be paid by the Funds monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Funds’ average daily net assets during the preceding month, and shall be calculated and accrued daily. The Funds may pay fees to the Distributor at a lesser rate, as agreed upon by the Board and the Distributor. The Plans authorize payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others ("Recipients") to provide these services and paying compensation for these services. The Funds will bear their own costs of distribution with respect to its shares. During the year ended June 30, 2024, the Funds were charged pursuant to the Plan as follows:

	12b-1 Fees
Fund	Class A	Class C
Ladenburg Income Fund	$886	$161
Ladenburg Income & Growth Fund	2,094	965
Ladenburg Growth & Income Fund	3,020	212
Ladenburg Growth Fund	1,702	556
Ladenburg Aggressive Growth Fund	845	188

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the year ended June 30, 2024, the Distributor received $3,773, $0, $5,453, $5,872 and $7,873 for Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund, respectively, in underwriting commissions for sales of Class A and Class C shares. For the Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund $470, $0, $866, $875, and $1,861 was retained by the principal underwriter or other affiliated broker-dealers.

Ultimus Fund Services, LLC (“UFS”)

UFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of the UFS provide services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Additionally, the Distributor, an affiliate of the Advisor, executed portfolio trades on behalf of the Funds for which it received no trade commissions during the year ended June 30, 2024.

Ladenburg Funds NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2024

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of control of the portfolio under section 2(a)(9) of the 1940 Act. As of June 30, 2024, National Financial Services held 72.08%, 70.31%, 67.72%, 59.18% and 64.03% of the Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund, respectively, and may be deemed to control a Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation /
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Ladenburg Income Fund	$11,193,904	$898,852	$(845,759)	$53,093
Ladenburg Income & Growth Fund	54,928,268	9,424,055	(2,775,126)	6,648,929
Ladenburg Growth & Income Fund	134,707,160	35,172,531	(4,411,287)	30,761,244
Ladenburg Growth Fund	93,461,484	30,493,220	(521,050)	29,972,170
Ladenburg Aggressive Growth Fund	42,016,408	14,070,993	(84,351)	13,986,642

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2024 and June 30, 2023 was as follows:

	For the year ended June 30, 2024:
Fund	Ordinary Income	Long-Term Capital Gains	Return Of Capital	Total
Ladenburg Income Fund	$274,473	$-	$-	$274,473
Ladenburg Income & Growth Fund	1,138,702	-	-	1,138,702
Ladenburg Growth & Income Fund	2,252,262	2,992,541	-	5,244,803
Ladenburg Growth Fund	1,042,895	2,622,704	-	3,665,599
Ladenburg Aggressive Growth Fund	390,916	972,340	-	1,363,256

	For the year ended June 30, 2023:
Fund	Ordinary Income	Long-Term Capital Gains	Return Of Capital	Total
Ladenburg Income Fund	$261,173	$-	$-	$261,173
Ladenburg Income & Growth Fund	1,172,111	510,237	-	1,682,348
Ladenburg Growth & Income Fund	2,396,784	1,487,744	-	3,884,528
Ladenburg Growth Fund	657,006	282,317	-	939,323
Ladenburg Aggressive Growth Fund	235,972	-	-	235,972

Ladenburg Funds NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2024

As of June 30, 2024, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Ladenburg Income Fund	$11,328	$-	$-	$(361,797)	$53,093	$(297,376)
Ladenburg Income & Growth Fund	92,024	442,644	-	-	6,648,929	7,183,597
Ladenburg Growth & Income Fund	393,346	2,525,621	-	-	30,761,244	33,680,211
Ladenburg Growth Fund	515,511	1,213,137	-	-	29,972,170	31,700,818
Ladenburg Aggressive Growth Fund	201,970	257,276	-	-	13,986,642	14,445,888

The difference between book basis and tax basis accumulated net realized gain/(loss) and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

At June 30, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Non-Expiring			CLCF
Fund	Short-Term	Long-Term	Total	Utilized
Ladenburg Income Fund	$71,198	$290,599	$361,797	$93,334
Ladenburg Income & Growth Fund	-	-		1,291,874
Ladenburg Growth & Income Fund	-	-	-	-
Ladenburg Growth Fund	-	-	-	-
Ladenburg Aggressive Growth Fund	-	-	-	-

During the fiscal period ended June 30, 2024, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to tax adjustments for use of tax equalization credits, resulted in reclassifications for the Fund for the fiscal year ended June 30, 2024, as follows:

		Accumulated
	Paid In	Earnings
Fund	Capital	(Losses)
Ladenburg Income Fund	$-	$-
Ladenburg Income & Growth Fund	25,303	(25,303)
Ladenburg Growth & Income Fund	294,712	(294,712)
Ladenburg Growth Fund	199,957	(199,957)
Ladenburg Aggressive Growth Fund	44,695	(44,695)

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Ladenburg Aggressive Growth Fund currently seeks to achieve its investment objectives by investing a portion of the assets in the Schwab U.S. Large-Cap Growth ETF, (the “Growth ETF”) and Schwab U.S. Large-Cap Value ETF, (the “Value ETF”). The Fund may redeem its investment in the Value ETF or Growth ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of the Value ETF or Growth ETF. The financial statements of the “Value ETF and Growth ETF”, including their portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website, www.sec.gov, and should be read in conjunction with the Funds’ financial statements. As of June 30, 2024, the percentage of the Ladenburg Aggressive Growth Fund’s net assets invested in the Growth ETF was 25.5%. As of June 30, 2024, the percentage of the Ladenburg Aggressive Growth Fund’s net assets invested in the Value ETF was 26.3%.

Ladenburg Funds NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2024

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Ladenburg Funds and

Board of Trustees of Northern Lights Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund (the “Funds”), each a series of Northern Lights Fund Trust, as of June 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets, and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the each of the Funds as of June 30, 2024, the results of their operations for the year then ended, the changes in net assets, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended June 30, 2022, and prior, were audited by other auditors whose report dated August 26, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

August 27, 2024

COHEN  &  COMPANY,  LTD.

800.229.1099  |  866.818.4538 fax  |  cohencpa.com

Registered with the Public Company Accounting Oversight Board

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-803-6583 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1- 877-803-6583.

INVESTMENT ADVISOR

Ladenburg Thalmann Asset Management Inc.

640 5th Avenue, 4th Floor

New York, NY 10019

ADMINISTRATOR

Ultimus Fund Solutions, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

Ladenburg-A24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99.CERT

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust Name:	Northern Lights Fund Trust

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer/President

Date:	9/6/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer/President

Date:	9/6/2024

By	/s/ Jim Colantino
Jim Colantino
Principal Financial Officer/Treasurer

Date:	9/6/2024